1290 FUNDS®

1290 GLOBAL TALENTS FUND

SUPPLEMENT DATED JANUARY 3, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of 1290 Global Talents Fund, a series of 1290 Funds, dated April 1, 2016, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com or you can view, print, and download a copy of these documents at the Trust’s website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers with respect to the 1290 Global Talents Fund (the “Fund”).

Effective immediately, the table in the section of the Prospectus, entitled “Who Manages the Fund – Sub-Adviser: AXA Investment Managers, Inc. is deleted in its entirety and replaced with the following information:

Name	Title	Date Began Managing the Fund
Mark Beveridge, CFA®	Lead Fund Manager, Portfolio Manager and Analyst of AXA IM	April 2016
Anne Tolmunen, CFA®	Portfolio Manager and Analyst of AXA IM	January 2017

Effective immediately, the third paragraph in the section of the Prospectus entitled “Management of the Fund – The Sub-Adviser” is deleted in its entirety and replaced with the following information:

The management of and investment decisions for the Fund are the joint and primary responsibility of Mark Beveridge, CFA® and Anne Tolmunen, CFA®.

Mark Beveridge, CFA®, is Lead Fund Manager and Portfolio Manager and Analyst of AXA IM, and has been employed by AXA IM or an affiliate since 2009.

Anne Tolmunen, CFA®, is a Portfolio Manager and Analyst of AXA IM, and has been employed by AXA IM or an affiliate since 2007.

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Effective immediately, information contained in the tables in the section of the Statement of Additional Information entitled “Appendix B – 1290 Funds Portfolio Manager Information” with respect to AXA Investment Managers, Inc., is replaced with the following information:

AXA Investment Managers, Inc. (“AXA IM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of January 31, 2016.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Global Talents Fund
Mark Beveridge	0	N/A	3	$143 million	0	N/A	0	N/A	0	N/A	0	N/A
Anne Tolmunen*	0	N/A	2	$158.5 Million	0	N/A	0	N/A	0	N/A	0	N/A

*	Information shown is as of November 30, 2016.

Ownership of Securities of the Fund as of January 31, 2016

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
1290 Global Talents Fund
Mark Beveridge	X
Anne Tolmunen**	X

**	Information shown is as of November 30, 2016.

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